[TEXT]			UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		   Washington, D.C.  20549

			   FORM 13F

		      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Admendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dudley & Company, LLC
Address:	444 Madison Avenue
		34th Floor
		New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Frank E. Shanley
Title:	Manager
Phone:	212-421-3400
Signature, Place, and Date of Signing:

   Frank E. Shanley	New York, New York	May 20, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

			FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Managers:

No.	13F File Number		Name




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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of New York               COM              064057102     7198   200300 SH       SOLE                   200300
Boeing Corp.                   COM              097023105      204     6000 SH       SOLE                     6000
Bristol-Myers Squibb           COM              110122108      174     2710 SH       SOLE                     2710
CBS Corporation                COM              12490K107      130     3194 SH       SOLE                     3194
Capstead Mortgage              COM              14067E100      639   118950 SH       SOLE                   118950
Cintas Corp                    COM              172908105     5874    89850 SH       SOLE                    89850
Dal-Tile Int'l                 COM              23426R108     7282   803480 SH       SOLE                   803480
Dal-Tile Int'l/R               COM              23426R108     1960   216321 SH       SOLE                   216321
Deere & Company                COM              244199105      247     6400 SH       SOLE                     6400
EntreMed Inc.                  COM              29382F103     5714   270500 SH       SOLE                   270500
Fannie Mae                     COM              313586109    10078   145536 SH       SOLE                   145536
H & R Block Inc.               COM              093671105     5991   126450 SH       SOLE                   126450
Hawaiian Electric              COM              419870100      856    24400 SH       SOLE                    24400
Hewlett-Packard Co.            COM              428236103      188     2778 SH       SOLE                     2778
Hibernia Corp                  COM              428656102     7249   549650 SH       SOLE                   549650
Int'l Business Machine         COM              459200101      187     1056 SH       SOLE                     1056
Integ, Inc.                    COM              458100104       19    14463 SH       SOLE                    14463
Integrated Meas. Sys           COM              457923100     1153   159000 SH       SOLE                   159000
Japan OTC Fund                 COM              471091108     1228   159800 SH       SOLE                   159800
Linear Technology              COM              535678106    26151   510266 SH       SOLE                   510266
MBIA, Inc.                     COM              55262C100     6684   115250 SH       SOLE                   115250
Mettler-Toledo Int'l           COM              592688105    13009   525624 SH       SOLE                   525624
Millennium Pharm.              COM              599902103      588    18813 SH       SOLE                    18813
Mobil Corporation              COM              607059102     8672    98550 SH       SOLE                    98550
Molex Inc. Cl A                COM              608554200     6880   265900 SH       SOLE                   265900
Ocean Energy Inc.              COM              674812201      106    15510 SH       SOLE                    15510
Pall Corporation               COM              696429307      166    10000 SH       SOLE                    10000
Phelps Dodge Corp.             COM              717265102     5454   110750 SH       SOLE                   110750
Praxair Inc.                   COM              74005P104     5949   164950 SH       SOLE                   164950
Rational Software              COM              75409P202      268    10000 SH       SOLE                    10000
S.A. Gold & Copper             COM              83629T103       11   420000 SH       SOLE                   420000
Sola International             COM              834092108     4253   352595 SH       SOLE                   352595
St Mary Land & Expl.           COM              792228108    11202   644731 SH       SOLE                   644731
Summo Minerals                 COM              86636K106       49   500000 SH       SOLE                   500000
Summo Minerals/Res             COM              86636K106      402  4058806 SH       SOLE                  4058806
Summo/wts/R/5-99               COM              000000000        0  3442716 SH       SOLE                  3442716
TCA Cable TV Inc.              COM              877224110     9990   229650 SH       SOLE                   229650
Waters Corporation             COM              941848103    13075   124452 SH       SOLE                   124452
Wells Fargo & Co.              COM              949746101      117     3334 SH       SOLE                     3334
Western Resources              COM              959425109      619    23200 SH       SOLE                    23200